Form N-1A Cover	Aug. 31, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Pacer Funds Trust
Entity Central Index Key	0001616668
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 23, 2026
Prospectus Date	Aug. 31, 2025